Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 9: Equity Incentive Plans

2006 Plan

In 2006, The Tile Shop created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of The Tile Shop. Under the plan, the units granted are payable in cash on the 10th or 15th anniversary of the award, except in the event of death or a change in control in The Tile Shop, in which case settlement would occur on date of death of employee or date of change or control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value as determined in accordance with the plan ("FMV") of The Tile Shop's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which are exercisable on the 10th anniversary of the award. The initial FMV of the units was set at $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15th anniversary of the award. The final grant under the plan was on January 1, 2009 for 200,000 units, which are exercisable on the 15th anniversary of the award. The initial FMV for these units was set at $3.1725 per unit. All the units vested immediately. These awards were accounted for under ASC 718 and classified as liabilities. The Company measured the liability at intrinsic value at each reporting period. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value was calculated based on the difference between FMV of the Company's common unit, based on an analysis of enterprise value at each valuation date, and the initial FMV determined in accordance with the plan.

Effective immediately prior to the consummation of the Business Combination, The Tile Shop terminated the 2006 Plan and agreed to make a lump-sum cash payment to each holder of the equity units one day following the first anniversary of the effective date of the Business Combination. The Company recognized compensation expense of $2.1 million, and $3.3 million and $.3 and $1 million for the nine months ended September 30, 2012 and 2011, respectively, related to this plan.

In 2008, two participants having a total of 200,000 units separated from the Company and their settlement amount of $.2 million was fixed using the FMV on the date of their separation.

As of September 30, 2012, the Company has a deferred compensation liability of $6.0 million related to this terminated 2006 Plan.

January 2012 Restricted Stock Units

On January 1, 2012, The Tile Shop granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to two members of its board of managers (the "Series 2012 Holders"). The Restricted Stock Units were a new series of common units designated by the Tile Shop's board of managers. These awards vested equally over a four year period on the anniversary of issuance, except on occurrence of a significant event in that would cause acceleration of vesting in full. The Restricted Stock Units were subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by The Tile Shop to the holders of its common unit with respect to such units. No distributions were to be paid to the Series 2012 Holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

These awards were accounted for under ASC 718 and were classified as liabilities and measured at intrinsic value. Effective immediately prior to the consummation of the Business Combination, the Restricted Stock Units fully vested. As a result, the Company recorded a $0.5 million charge to the income statement to record the deferred compensation expense resulting from the accelerated vesting of the Restricted Stock Units. The Company has recognized compensation cost of $ $0.6 million for the nine months ended September 30, 2012 related to these units. As a part of Business Combination transaction, the Restricted Stock Units were exchanged for shares of the Company's common stock.

2012 Plan

Under the 2012 Equity Award Plan (the "2012 Plan"), 2,500,000 shares of the Company's common stock were initially reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, and restricted stock awards. The number of shares initially reserved for issuance or transfer pursuant to awards under the 2012 Plan will be increased on the first day of each calendar year beginning in 2013 and ending in 2022, in an amount equal to the lesser of (A) 2,500,000 shares, (B) six percent (6%) of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year, and (C) such smaller number of shares of stock as determined by the Company's board of directors.

On August 21, 2012, the Company granted 1,755,500 stock options to its employees. Two-thirds of the total number of stock options granted will vest in equal annual installments over four years from the date of grant, based upon such employee's continued service to the Company ("Time Based Awards"). One-third of the total number of stock options granted will vest in equal annual installments over four years from the date of grant, based both on the appreciation in the price of the Company's common stock by 20% annually and continued service to the Company ("Performance Based Awards"). The grant-date fair values of Time Based Awards and Performance Based Awards is determined by using the Black-Scholes option pricing model and Monte Carlo Simulation, respectively. Compensation expense is recognized on a straight-line basis over the requisite service period.

Through September 30, 2012, a total of 1,755,500 stock options had been granted under the Plan; no stock options were exercised, vested, or forfeited during the period. The weighted average exercise price as of September 30, 2012 was $10. The weighted average life of options outstanding is 9.9 years. Intrinsic value as of September 30, 2012 is based on the stock price of $14.38, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date. The total number of shares of in-the-money options outstanding as of September 30, 2012 was 1,755,500 with an intrinsic value of $7.7 million.

As of September 30, 2012, the Company had $5.6 million of unrecognized stock compensation related to unvested options under the 2012 Plan.

Also on August 21, 2012, the Company granted an executive officer an award of 250,000 shares of restricted common stock of the Company, which vests and become unrestricted as to one-third of the total number of shares of common stock on each of December 31, 2013, 2014, and 2015, subject to continued service as an employee, officer, or director of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grant, is being recognized as stock based compensation expense on a straight-line basis over the requisite service period

Furthermore, the Company also granted an aggregate of 45,000 shares of restricted common stock to its directors which vest at the end of one year from date of grant subject to continued service as director of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grants is being recognized as stock based compensation expense on a straight-line basis over the requisite service period.

At September 30, 2012, there was approximately $2.9 million of unrecognized stock-based compensation expense associated with the non-vested restricted stock granted. Stock-based compensation expense relating to these restricted shares is being recognized over a weighted-average period of 1.58 years. The total fair value of shares vested during the period ending September 30, 2012 was $.1 million.

The total compensation cost recognized for the 2012 plan was $.3 million during the nine months ended September 30, 2012.

Note 9. Equity Incentive Plan

In 2006, the Company created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of the Company. Under the plan, the units granted are payable in cash on the 10 th or 15 th anniversary of the award, except in the event of death or a change in control in the Company, in which case settlement would occur on date of death of employee or date of change of control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value, as determined in accordance with the plan, ("FMV") of the Company's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which are exercisable on the 10 th anniversary of award. The initial FMV of the units was determined to be $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15 th anniversary of the award. The final grant under the plan was on made January 1, 2009 for 200,000 units, which are exercisable on the 15 th anniversary of the award. The initial FMV for these units was determined to be $3.1725 per unit. All the units vested immediately.

In 2008, two participants having a total of 200,000 units separated from the Company and their settlement amount of $221,470 was fixed using the FMV on the date of their separation. The settlement amount will be paid on January 2016 and accordingly the accompanying balance sheets reflect the discounted value of the settlement.

As of December 31, 2011 and 2010, the Company has 1,000,000 units outstanding under the plan.

The awards are accounted for under ASC 718 and classified as liabilities. The Company measures the liability at intrinsic value at each reporting period until the award is settled. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value is calculated based on the difference between FMV of the Company's Common Units, based on an analysis of enterprise value at each valuation date and the initial FMV determined in accordance with the plan. The Company has recognized compensation expense of $1,414,840, $450,000 and $120,000 for the years ended December 31, 2011, 2010 and 2009, respectively, related to this plan.